Summary of Future Finite Lived Intangible Assets Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
2014	$ 104,399
2015	92,452
2016	92,474
2017	47,111
2018	31,310
2019 and thereafter	266,812
Net Carrying Amount	$ 634,558	$ 775,254